REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gambling taxes	€ 8,440	€ 8,867	€ 7,402
Leases	596	575	488
Utilities, repairs and maintenance	793	1,258	285
Professional services and other expenses	35,905	28,639	26,320
Listing and transaction costs	45,509
Casino license royalties	4,024	4,255	2,241
Marketing expenses	48,214	35,063	34,429
Total	€ 143,481	€ 78,657	€ 71,165